Segment information (Schedule of Revenues from Principal Product of Imports Segments) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Disclosure of operating segments [line items]
Revenue | ₪		₪ 454,213		₪ 454,094	₪ 395,637
US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $	[1]		$ 146,049
Canned Vegetables and Pickles [Member]
Disclosure of operating segments [line items]
Revenue | ₪		59,844		67,275	63,674
Canned Vegetables and Pickles [Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $			19,242
Dairy and Dairy Substitute Products [Member]
Disclosure of operating segments [line items]
Revenue | ₪		196,589		188,675	154,303
Dairy and Dairy Substitute Products [Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $			63,212
Canned Fish [Member]
Disclosure of operating segments [line items]
Revenue | ₪		56,064		53,547	49,179
Canned Fish [Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $			18,027
Cereals, rice and pastas [Member]
Disclosure of operating segments [line items]
Revenue | ₪		62,712		63,514	48,813
Cereals, rice and pastas [Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $			20,165
Non-banking credit [Member]
Disclosure of operating segments [line items]
Revenue | ₪		276		719	930
Non-banking credit [Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $			89
Other [Member]
Disclosure of operating segments [line items]
Revenue | ₪		₪ 78,728		₪ 80,364	₪ 78,738
Other[Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $			$ 25,314

[1]	Convenience Translation into US Dollars.